Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	Aug. 07, 2026	Jul. 31, 2026	Jun. 30, 2026	Apr. 30, 2026	Feb. 19, 2026	Sep. 15, 2025	Sep. 12, 2025	Apr. 29, 2025	Jan. 08, 2025	Nov. 27, 2024
Subsequent Events [Line Items]
Exercise price (in Dollars per share)			$ 16.74	$ 4.53	$ 24.03	$ 54	$ 36	$ 13.05		$ 36
Private Placement [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)									$ 90
Subsequent [Member]
Subsequent Events [Line Items]
Aggregate principal amount	$ 12.0
Subsequent [Member] | Private Placement [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)		$ 3.16
Gross proceeds before placement agent fees		$ 3.3
Subsequent [Member] | Private Placement [Member] | Minimum [Member]
Subsequent Events [Line Items]
Issued and sold ordinary shares		1,000,000
Subsequent [Member] | Private Placement [Member] | Maximum [Member]
Subsequent Events [Line Items]
Warrants issued in Private Placement		1,000,000